Average Annual Total Returns - Class P3 Shares - Voya MidCap Opportunities Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Russell Midcap® Growth Index 1 Yr		Russell Midcap® Growth Index 5 Yrs	Russell Midcap® Growth Index 10 Yrs	Russell Midcap® Growth Index Since Inception		Russell Midcap® Index 1 Yr		Russell Midcap® Index 5 Yrs	Russell Midcap® Index 10 Yrs	Russell Midcap® Index Since Inception
Total	41.98%			21.40%	Jun. 01, 2018	35.10%			16.31%	25.88%			15.01%	35.59%	[1]	[1]	[1]	21.32%	[1]	17.10%	[1]	[1]	[1]	12.52%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.